INCOME TAXES - Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (21%) on income before income taxes	$ 56,348	$ 66,905	$ 50,762
Benefit from tax-exempt income	(4,892)	(6,165)	(5,743)
Tax credits	(29,188)	(15,271)	(37,331)
Basis reduction on tax credit	1,630	87	2,761
Tax benefit of equity compensation	(289)	(418)	(154)
State income taxes, net of federal tax benefit	1,676	3,290	3,320
Affordable housing investments	12,453	12,097	9,341
Other	1,756	2,208	1,154
Income tax expense	$ 39,494	$ 62,733	$ 24,110